FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2015, the carrying value of cash, accounts receivable, accounts payable, dividends payable and bank credit facilities approximated their fair value due to the short-term maturity of the instruments.

At December 31, 2015 senior notes included in long-term debt had a carrying value of $1,137.2 million and a fair value of $1,220.8 million (December 31, 2014 – $1,057.0 million and $1,150.0 million, respectively).

There were no transfers between fair value hierarchy levels during the year.

b) Derivative Financial Instruments

The deferred financial assets and credits on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following tables summarize the change in fair value for the respective years:

Gain/(Loss) ($ thousands)	December 31, 2015	December 31, 2014	December 31, 2013	Income Statement Presentation

Interest Rate Swaps	$–	$–	$478	Interest expense
Cross Currency Interest Rate Swap:
Interest	–	(580)	(1,306)	Interest expense
Foreign Exchange	–	16,128	19,920	Foreign exchange
Foreign Exchange Derivatives	(21,847)	6,149	8,110	Foreign exchange
Electricity Swaps	(408)	(1,275)	758	Operating expense
Equity Swaps	(2,097)	(9,282)	5,450	General and administrative expense
Commodity Derivative Instruments:
Oil	(99,790)	182,019	(65,504)	Commodity derivative
Gas	(45,194)	48,879	(2,994)	instruments

Total Unrealized Gain/(Loss)	$(169,336)	$242,038	$(35,088)

The following table summarizes the effect of Enerplus' commodity derivative instruments on the Consolidated Statements of Income/(Loss):

($ thousands)	2015	2014	2013

Change in fair value gain/(loss)	$(144,984)	$230,898	$(68,498)
Net realized cash gain/(loss)	287,708	3,475	26,628

Commodity derivative instruments gain/(loss)	$142,724	$234,373	$(41,870)

The following table summarizes the fair values at the respective year ends:

	December 31, 2015			December 31, 2014
	Assets	Liabilities		Assets		Liabilities
($ thousands)	Current	Current	Long-term	Current	Long-term	Current	Long-term

Foreign Exchange Derivatives	$–	$–	$–	$1,616	$28,665	$8,434	$–
Electricity Swaps	–	1,776	–	–	–	1,368	–
Equity Swaps	–	2,324	3,193	–	–	1,024	2,396
Commodity Derivative Instruments:
Oil	67,397	–	–	167,187	–	–	–
Gas	4,041	–	–	46,903	2,332	–	–

Total	$71,438	$4,100	$3,193	$215,706	$30,997	$10,826	$2,396

c) Risk Management

In the normal course of operations, Enerplus is exposed to various market risks, including commodity prices, foreign exchange, interest rates and equity prices, credit risk and liquidity risk.

(i) Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus' policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes net of royalties and production taxes.

The following tables summarize Enerplus' price risk management positions at February 3, 2016:

Crude Oil Instruments:

Instrument Type(1)	bbls/day	US$/bbl

Jan 1, 2016 – Mar 31, 2016
WTI Swap	9,000	55.82
WTI Purchased Put	8,000	64.38
WTI Sold Call	8,000	79.38
WTI Sold Put	8,000	50.13
WCS Differential Swap	3,000	(14.03)
MSW Differential Swap	1,000	(3.50)
Apr 1, 2016 – Jun 30, 2016
WTI Swap	3,000	64.28
WTI Purchased Put	8,000	64.38
WTI Sold Call	8,000	79.38
WTI Sold Put	8,000	50.13
WCS Differential Swap	3,000	(14.03)
MSW Differential Swap	1,000	(3.50)
Jul 1, 2016 – Dec 31, 2016
WTI Purchased Put	8,000	63.98
WTI Sold Call	8,000	79.63
WTI Sold Put	8,000	49.78
WCS Differential Swap	3,000	(14.03)
MSW Differential Swap	1,000	(3.50)

(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Natural Gas Instruments:

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2016 – Jan 31, 2016
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75
Feb 1, 2016 – Mar 31, 2016
NYMEX Swap	25.0	2.48
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75
Apr 1, 2016 – Oct 31, 2016
NYMEX Swap	50.0	2.53
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75
Nov 1, 2016 – Dec 31, 2016
NYMEX Swap	25.0	2.48
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75

(1)           Transactions with a common term have been aggregated and presented as the weighted average price/Mcf

Electricity Instruments:

Instrument Type	MWh	CDN$/MWh

Jan 1, 2016 – Dec 31, 2016
AESO Power Swap(1)	15.0	46.60
Jan 1, 2017 – Dec 31, 2017
AESO Power Swap(1)	6.0	44.38

(1)	Alberta Electrical System Operator ("AESO") fixed pricing.

Physical Contracts:

Instrument Type	MMcf/day	US$/Mcf

Jan 1, 2016 – Oct 31, 2016
AECO-NYMEX Basis	50.0	(0.69)
Nov 1, 2016 – Oct 31, 2017
AECO-NYMEX Basis	80.0	(0.65)
Nov 1, 2017 – Oct 31, 2018
AECO-NYMEX Basis	80.0	(0.65)
Nov 1, 2018 – Oct 31, 2019
AECO-NYMEX Basis	80.0	(0.64)

Foreign Exchange Risk:

Enerplus is exposed to foreign exchange risk in relation to its U.S. operations and U.S. dollar senior notes and working capital. Additionally, Enerplus' crude oil sales and a portion of its natural gas sales are based on U.S. dollar indices. Enerplus manages the currency risk relating to its senior notes through the derivative instruments detailed below.

Foreign Exchange Derivatives:

During 2014, Enerplus entered into foreign exchange collars to hedge a portion of its foreign exchange exposure on U.S. dollar denominated oil and gas sales. In 2015, Enerplus entered into foreign exchange forward rate swaps for July through December 2015 to buy US$6 million per month at an average US/CDN rate of 1.20 to partially mitigate losses on the foreign exchange collars entered into in 2014. The foreign exchange collars and forward rate swaps matured in December 2015, and during 2015 Enerplus recognized $39.2 million in net realized foreign exchange losses (2014 – gain of $0.7 million).

During 2007 Enerplus entered into foreign exchange swaps on US$54.0 million of notional debt at an average US/CDN exchange rate of 1.02. The remaining $10.8 million notional amount under the swap was settled in October 2015 in conjunction with the final principal repayment on the US$54.0 million senior notes, resulting in a realized foreign exchange gain of $3.3 million.

During 2011 Enerplus entered into foreign exchange swaps on US$175.0 million of notional debt at approximately par. These foreign exchange swaps mature between June 2017 and June 2021 in conjunction with the principal repayments on the US$225.0 million senior notes. During 2015 Enerplus unwound these swaps and recognized a gain of $39.9 million.

Cross Currency Interest Rate Swap ("CCIRS"):

On June 19, 2014 the final US$35.0 million principal repayment was made on the US$175.0 million senior notes, which corresponded with the final CCIRS settlement. This resulted in a $15.8 million realized foreign exchange loss.

Interest Rate Risk:

At December 31, 2015, approximately 93% of Enerplus' debt was based on fixed interest rates and 7% was based on floating interest rates. At December 31, 2015 Enerplus did not have any interest rate derivatives outstanding.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its long-term incentive plans detailed in Note 14. Enerplus has entered into various equity swaps maturing between 2016 and 2018 and has effectively fixed the future settlement cost on 470,000 shares at a weighted average price of $16.89 per share.

(ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing and financial counterparty receivables.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties' credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

Enerplus' maximum credit exposure at the balance sheet date consists of the carrying amount of its non-derivative financial assets and the fair value of its derivative financial assets. At December 31, 2015 approximately 61% of Enerplus' marketing receivables were with companies considered investment grade.

At December 31, 2015 approximately $2.6 million or 2% of Enerplus' total accounts receivable were aged over 120 days and considered past due. The majority of these accounts are due from various joint venture partners. Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus' allowance for doubtful accounts balance at December 31, 2015 was $3.2 million (December 31, 2014 – $2.7 million).

(iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash) and shareholders' capital. Enerplus' objective is to provide adequate short and longer term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, access to capital markets, as well as acquisition and divestment activity.